Prepayments and Other Assets, Net - Schedule of Movement of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Assets Movement of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ 990
(Reversal of) provision for expected credit losses	(190)	990
Foreign exchange difference	5
Balance at end of the year	$ 805	$ 990